Equity (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Share Capital	Issued shares

	June 30, 2023	December 31, 2022
	Number of shares	Number of shares
Ordinary shares	40,822,916	33,816,459
	40,822,916	33,816,459